Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended		23 Months Ended	24 Months Ended
	Oct. 31, 2024	Oct. 25, 2024	Oct. 10, 2024	Aug. 12, 2024	Nov. 30, 2024	Oct. 31, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Jan. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Feb. 28, 2025	Jan. 31, 2025	Nov. 30, 2024	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	May 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Aug. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Feb. 28, 2026	Jan. 31, 2026	Nov. 30, 2025	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Apr. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	May 31, 2026	Apr. 30, 2026	Feb. 28, 2026	Jun. 30, 2026	May 31, 2026	Mar. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Apr. 30, 2026	Jul. 31, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
Rockefeller California Municipal Bond ETF [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,042			$ 10,145			$ 9,990			$ 10,156			$ 10,001			$ 10,045			$ 10,175			$ 10,006			$ 9,883			$ 9,792			$ 9,814			$ 9,698			$ 9,768			$ 10,115			$ 10,234			$ 10,273			$ 10,228			$ 10,278			$ 10,428			$ 10,256			$ 10,392		$ 10,450	$ 10,570	$ 10,377
Rockefeller Global Equity ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 9,856	$ 10,000			$ 10,125			$ 9,938			$ 10,494			$ 10,427			$ 10,162			$ 10,197			$ 10,748			$ 11,238			$ 11,402			$ 11,577			$ 11,925			$ 12,246			$ 12,356			$ 12,434			$ 12,976			$ 13,102			$ 12,138			$ 13,506			$ 14,114			$ 14,304			$ 14,176
Rockefeller New York Municipal Bond ETF [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,052			10,142			10,081			10,241			10,095			10,120			10,231			10,045			9,931			9,857			9,899			9,803			9,863			10,192			10,305			10,328			10,323			10,359			10,515			10,358			10,494		10,550	10,672	10,499
Rockefeller Opportunistic Municipal Bond ETF [Member]
Account Value [Line Items]
Accumulated Value				10,000			10,148			10,364			10,224			10,431			10,285			10,345			10,481			10,293			10,110			10,048			10,161			10,038			10,098			10,472			10,617			10,663			10,662			10,715			10,902			10,727			10,901		11,001	11,170	10,989
Rockefeller U.S. Small-Mid Cap ETF [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,828			$ 10,780			$ 10,190			$ 10,554			$ 9,870			$ 9,434			$ 9,515			$ 10,106			$ 10,380			$ 10,276			$ 10,563			$ 10,533			$ 10,157			$ 10,296			$ 10,118			$ 10,420			$ 10,496			$ 9,956			$ 10,995			$ 11,135			$ 11,587		$ 11,262
Bloomberg California Exempt Index
Account Value [Line Items]
Accumulated Value				10,000			10,028			10,130			9,992			10,150			10,020			10,034			10,145			9,972			9,867			9,887			9,958			9,948			10,047			10,271			10,396			10,426			10,431			10,533			10,650			10,398			10,496		10,537	10,633	10,449
Bloomberg U.S. Municipal High Yield Bonds Index
Account Value [Line Items]
Accumulated Value				10,000			10,029			10,119			9,965			10,179			10,010			10,086			10,212			10,092			9,912			9,919			9,977			9,827			9,879			10,140			10,241			10,281			10,256			10,356			10,529			10,329			10,470		10,535	10,675	10,514
MSCI ACWI Index-Net Dividends
Account Value [Line Items]
Accumulated Value	$ 9,844	$ 10,000			$ 10,212			$ 9,970			$ 10,305			$ 10,243			$ 9,838			$ 9,930			$ 10,501			$ 10,972			$ 11,121			$ 11,396			$ 11,809			$ 12,073			$ 12,072			$ 12,198			$ 12,559			$ 12,721			$ 11,807			$ 13,008			$ 13,680			$ 13,570			$ 13,580
Bloomberg New York Exempt Index
Account Value [Line Items]
Accumulated Value				10,000			10,014			10,114			9,951			10,149			9,993			10,039			10,130			9,933			9,870			9,852			9,910			9,871			9,944			10,205			10,340			10,351			10,362			10,458			10,601			10,351			10,483		10,521	10,638	10,421
Bloomberg 60% Tax-Exempt High Yield/40% Bloomberg LB Investment Grade Municipal Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,026			$ 10,120			$ 9,968			$ 10,166			$ 10,005			$ 10,071			$ 10,186			$ 10,045			$ 9,906			$ 9,912			$ 9,971			$ 9,873			$ 9,939			$ 10,189			$ 10,301			$ 10,334			$ 10,323			$ 10,422			$ 10,578			$ 10,359			$ 10,492		$ 10,547	$ 10,671	$ 10,496
Russell 2500 Index TR
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,020			$ 11,006			$ 10,177			$ 10,537			$ 10,043			$ 9,413			$ 9,219			$ 9,771			$ 10,221			$ 10,419			$ 10,966			$ 11,141			$ 11,216			$ 11,379			$ 11,388			$ 11,956			$ 12,249			$ 11,620			$ 12,916			$ 13,479			$ 13,975		$ 13,612